Note 15 - Warehouse Credit Facilities - Mortgage Warehouse Credit Facilities (Details) (Parentheticals) - Warehouse Credit Facilities [Member]	12 Months Ended
Dec. 31, 2020
Facility A [Member] | London Interbank Offered Rate (LIBOR) [Member]
Basis spread	1.60%
Facility B [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Basis spread	1.70%